RESTRICTED CASH AND DEFERRED SUBSIDIES (Details) $ in Millions	Mar. 22, 2021 CAD ($)	Dec. 31, 2021 CAD ($)
RESTRICTED CASH AND DEFERRED SUBSIDIES
Number of additional households	37,000
Amount of government assistance	$ 258.0
Government grants received in advance	$ 216.2
Deferred subsidies		$ 53.8